Lease (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Right-of-use asset	¥ 645	¥ 193	¥ 0
Lease liability
Current	657	330
Total Lease liabilities	657	330
Office building
Statement [Line Items]
Right-of-use asset	¥ 645	¥ 193